CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
General and administrative	$ 8,496,574	$ 9,068,864	$ 4,004,065
Total operating expenses	(67,432,698)	(51,296,731)	(26,234,352)
Loss from operations	4,616,144	7,564,843	2,879,170
Net income attributable to ECMOHO Limited	2,296,555	6,123,990	2,825,457
Less: Accretion on convertible redeemable preferred shares to redemption value	(1,022,461)	(3,038,407)	(3,972,281)
Less: Extinguishment of convertible redeemable preferred shares		(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	962,337	(21,807,558)	(1,146,824)
Net income	2,296,555	6,123,990	2,825,457
Foreign currency translation adjustment, net of nil tax	(887,407)	(681,407)	798,988
Comprehensive income attributable to ECMOHO Limited	1,452,289	5,453,917	$ 3,617,602
ECMOHO LIMITED
Operating expenses:
General and administrative	(616,906)	(521,616)
Total operating expenses	(616,906)	(521,616)
Loss from operations	(616,906)	(521,616)
Equity in income of subsidiaries and VIEs	2,601,704	6,515,710
Net income attributable to ECMOHO Limited	1,984,798	5,994,094
Less: Extinguishment of convertible redeemable preferred shares		(24,763,245)
Net (loss)/income attributable to ECMOHO Limited’s ordinary shareholders	962,337	(21,807,558)
Net income	1,984,798	5,994,094
Foreign currency translation adjustment, net of nil tax	(844,266)	(670,073)
Comprehensive income attributable to ECMOHO Limited	1,140,532	5,324,021
ECMOHO LIMITED | Round A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,018,493)
ECMOHO LIMITED | Round B Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value		(1,574,737)
ECMOHO LIMITED | Series A Convertible Redeemable Preferred Shares
Operating expenses:
Less: Accretion on convertible redeemable preferred shares to redemption value	$ (1,022,461)	$ (445,177)